RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. PENSION	Dec. 31, 2010 U.S. PENSION	Dec. 31, 2009 U.S. PENSION	Jan. 31, 2011 U.S. PENSION	Dec. 31, 2011 U.S. PENSION Corporate bonds Maximum Y	Dec. 31, 2011 U.S. PENSION Corporate bonds Minimum M	Dec. 31, 2011 INTERNATIONAL PENSION	Dec. 31, 2010 INTERNATIONAL PENSION	Dec. 31, 2009 INTERNATIONAL PENSION	Dec. 31, 2010 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2011 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2010 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2009 U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Employer voluntary contribution to defined benefit plan							$ 100
Estimated contribution to pension benefit plan during 2012	109
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)				4.86%	5.41%	5.84%				5.02%	4.62%	5.21%	5.41%	4.80%	5.41%	5.84%
Projected salary increase (as a percent)				4.08%	4.32%	4.32%				2.98%	3.40%	3.38%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)				5.23%	5.84%	6.26%				4.26%	5.21%	6.39%		5.34%	5.84%	6.26%
Expected return on plan assets (as a percent)				8.44%	8.50%	8.50%				6.37%	6.22%	5.48%		8.50%	8.50%	8.50%
Projected salary increase (as a percent)				4.07%	4.32%	4.32%				3.62%	3.38%	3.23%
Maturity period of debt securities (in months/years)								30	6
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care for pre-age 65 retirees (as a percent)														7.50%
Annual rates of increase in the per capita cost of covered health care for post-age 65 retirees (as a percent)														8.00%
Rate of per capita cost of covered health care in 2020 (as a percent)														5.00%
Maximum annual increase in health care costs which are eligible for subsidy (as a percent)														4.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase														0.4
Effect on total of service and interest cost components, decrease														(0.3)
Effect on postretirement benefit obligation, increase														0.1
Effect on postretirement benefit obligation, decrease														(2.1)
Multiemployer Plan
Contributions of Ecolab	0.4	0.5	0.5
Health Care Reforms
Decrease in postretirement health care benefits projected benefit obligation due to a change in law													0.3
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2012	162
2013	164
2014	169
2015	182
2016	183
2017-2021	1,029
MEDICAL SUBSIDY RECEIPTS
2012	2
2013	$ 1